Stock-Based Compensation Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 CAD ($) Plan shares plans $ / shares	Dec. 31, 2021 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of deferred share unit plans | plans	2
Liabilities from share based payment	$ 162,000,000	$ 317,000,000
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options expiration term	7 years
Weighted average unit fair value of granted	$ 19.94
Weighted average exercise price, exercised (in dollars per share) | $ / shares	$ 12.77
Number of units exercised (in shares) | shares	11,599,000
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	$ 42,000,000	30,000,000
Cenovus Replacement Stock Options | Settled for common shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares) | shares	103,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in dollars per share) | $ / shares	$ 14.98
Common shares issued in exercise of other equity instruments (in shares) | shares	81,000
Cenovus Replacement Stock Options | Settled for cash
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for cash | shares	6,042,000
Weighted average exercise price, exercised (in dollars per share) | $ / shares	$ 16.57
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	$ 216,000,000	61,000,000
Intrinsic value of vested	$ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Award vesting term	3 years
Liabilities from share based payment	$ 109,000,000	53,000,000
Intrinsic value of vested	$ 0
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Award vesting term	3 years
Liabilities from share based payment	$ 40,000,000	$ 20,000,000
DSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of deferred share unit plans | Plan	0
DSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of deferred share unit plans | Plan	2
DSUs Option One
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	0.00%
DSUs Option Two
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	25.00%
DSUs Option Three
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	5000.00%
DSUs Option Four
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	7500.00%
Deferred Share Units Option Five
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	100.00%
Later than one year
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
3 Years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%